Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	$ 335	$ 334
Purchase	0	0	$ (333)
Sale	0	0	58
Change in fair value included in OCI		1
Change in fair value recognized in earnings	0
Foreign exchange result through OCI		0
Ending Balance	335	335	334
U.S.Treasury Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	335	334
Purchase	0	0
Sale	0	0
Change in fair value included in OCI		1
Change in fair value recognized in earnings	0
Foreign exchange result through OCI		0
Ending Balance	$ 335	$ 335	$ 334